SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue from Sino foreign Jointly Managed Academic Programs	$ 2,772,679	$ 2,484,194	$ 2,410,781
Revenue from Technological Consulting Services for Smart Campus Solutions	1,995,559	2,232,588	1,820,974
Revenue from Overseas Study Consulting Services	129,485	525,878	547,521
Revenue from tailored job readiness training services	76,400	0	0
Revenue from textbook and course material sales	48,976	13,150	29,717
Total Revenue	$ 5,023,099	$ 5,255,810	$ 4,808,993